Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The offering is an underwritten public offering of (a) an aggregate of 8,000,000 shares of Common Stock and (b) up to an additional 1,200,000 Shares of Common Stock that may be purchased by the underwriters pursuant to the exercise of their option pursuant to an underwriting agreement with TD Securities (USA) LLC and William Blair & Company L.L.C. as the representatives of the several underwriters named therein, at an offering price of $5.00 per share. The maximum aggregate offering price of the offering is $46,000,000, inclusive of any shares purchased by the underwriters pursuant to the exercise of their option.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 46,000,000.00
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true